Earnings / (Loss) per Share	6 Months Ended
Jun. 30, 2017
Earnings / Loss per Share [Abstract]
Earnings / (Loss) per Share:
12.      Earnings / (Loss) per Share:
All shares issued (including the restricted shares issued under the Company's equity incentive plans) are the Company's common shares and have equal rights to vote and participate in dividends.  The restricted shares issued under the Company's equity incentive plans are subject to forfeiture provisions set forth in the applicable award agreements.  The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restriction has lapsed.
The Company calculates basic and diluted earnings / loss per share as follows:

	Six month period ended June 30,
	2016	2017
Income / (Loss) :
Net income / (loss)	$(81,696)	$(26,229)

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	43,880,713	62,188,645
Basic earnings / (loss) per share	$(1.86)	$(0.42)

Effect of dilutive securities:
Dillutive effect of non vested shares	-	-
Weighted average common shares outstanding, diluted	43,880,713	62,188,645

Diluted earnings / (loss) per share	$(1.86)	$(0.42)

Because the Company incurred net losses for the six-month periods ended June 30, 2016 and 2017, the effect of the 690,000 and 1,024,000 non-vested shares and of the 104,250 non-vested share options outstanding as of June 30, 2016 and 2017, respectively, would be anti-dilutive; therefore “Basic earnings / (loss) per share” equals “Diluted earnings / (loss) per share.”